                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2003
                                         ------------------
Check here if Amendment           [_]; Amendment Number:
This Amendment (Check only one.): [_]  is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Markel Gayner Asset Management Corporation
Address: 4521 Highwoods Pkwy
         Glen Allen, VA 23060

Form 13F File Number: 28-6056
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas S. Gayner
Title: President
Phone: 804-527-3806

Signature, Place, and Date of Signing:

     Thomas S. Gayner            Richmond, VA                11/12/03
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      3
                                                   -----------
Form 13F Information Table Entry Total:                180
                                                   -----------
Form 13F Information Table Value Total:             $ 872256
                                                   -----------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number            Name
--- --------------------            ----
 1        28-6647        Markel Corporation
 2        28-6745        Evanston Insurance Company
 3        28-10352       Essex Insurance Company

                  Markel Gayner Asset Management Corporation
                                   FORM 13F

                              September 30, 2003

                           Title                                                      Voting Authority
                            of              Value   Shares/ Sh/ Put/ Invstmt  Other   ----------------
Name of Issuer             Class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers Sole Shared None
--------------             ----- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Abbott Laboratories.......  COM  002824100   1579    37100  SH        Other      1          37100
Ace Limited...............  COM  G0070K103   4486   135600  SH        Other    1,3         135600
                                              496    15000  SH        Other      1          15000
Aflac.....................  COM  001055102   1777    55000  SH        Other    1,2          55000
                                             1938    60000  SH        Other    1,3          60000
                                             1363    42200  SH        Other      1          42200
Allied Capital Corp.......  COM  019033109   3578   145500  SH        Other    1,2         145500
                                              246    10000  SH        Other    1,3          10000
                                             7168   291530  SH        Other      1         291530
Altria Group Inc..........  COM  02209S103   5195   118600  SH        Other      1         118600
American Express..........  COM  025816109   6173   137000  SH        Other    1,2         137000
                                              451    10000  SH        Other    1,3          10000
                                            10026   222500  SH        Other      1         222500
Anheuser Busch............  COM  035229103  24777   502175  SH        Other    1,2         502175
                                             5921   120000  SH        Other    1,3         120000
                                            19427   393745  SH        Other      1         393745
Astoria Financial.........  COM  046265104   1236    40000  SH        Other    1,2          40000
Automatic Data Processing.  COM  019411107   5378   150000  SH        Other    1,2         150000
                                             1075    30000  SH        Other    1,3          30000
                                             4055   113106  SH        Other      1         113106
Bank One..................  COM  06423A103    387    10000  SH        Other    1,3          10000
                                             1159    30000  SH        Other      1          30000
Bank of New York..........  COM  064057102   5094   175000  SH        Other    1,2         175000
                                             1456    50000  SH        Other    1,3          50000
                                             5152   177000  SH        Other      1         177000
Baxter International......  COM  071813109    581    20000  SH        Other    1,2          20000
                                              872    30000  SH        Other    1,3          30000
                                              878    30200  SH        Other      1          30200
Berkshire Hathaway Class B  COM  084670207  41159    16490  SH        Other    1,2          16490
                                             6240     2500  SH        Other    1,3           2500
                                            31485    12614  SH        Other      1          12614
Berkshire Hathaway, Inc...  COM  10382K102  17250      230  SH        Other    1,2            230
                                             9000      120  SH        Other    1,3            120
                                            17625      235  SH        Other      1            235
Bristol Myers Squibb......  COM  110122108   2694   105000  SH        Other    1,3         105000
                                             1435    55900  SH        Other      1          55900
Brown & Brown.............  COM  115236101    456    14805  SH        Other    1,2          14805
                                              246     8009  SH        Other    1,3           8009
Brown Forman Class A......  COM  115637100    935    11500  SH        Other    1,2          11500
                                              650     8000  SH        Other    1,3           8000
                                            10062   123730  SH        Other      1         123730
Capital Automotive REIT...  COM  139733109    303    10000  SH        Other    1,3          10000
Carmax....................  COM  143130102  28692   878500  SH        Other    1,2         878500
                                             4736   145000  SH        Other    1,3         145000
                                            28518   873180  SH        Other      1         873180
Cedar Fair LP.............  COM  150185106    599    21400  SH        Other      1          21400
Centerpoint Property Trust  COM  151895109  16714   245400  SH        Other    1,2         245400
                                             4087    60000  SH        Other    1,3          60000
                                            16067   235900  SH        Other      1         235900

                             Title                                                      Voting Authority
                              of              Value   Shares/ Sh/ Put/ Invstmt  Other   ----------------
Name of Issuer               Class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers Sole Shared None
--------------               ----- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Cincinnati Financial........  COM  172062101   6800   170000  SH        Other    1,2         170000
                                               6190   154750  SH        Other    1,3         154750
                                               9267   231670  SH        Other      1         231670
Claire's Stores.............  COM  179584107    836    25000  SH        Other    1,2          25000
                                               6709   200500  SH        Other      1         200500
Clear Channel Communications  COM  184502102    383    10000  SH        Other      1          10000
Comcast.....................  COM  20030N101   1387    45000  SH        Other    1,2          45000
                                               1233    40000  SH        Other    1,3          40000
                                                 98     3200  SH        Other      1           3200
Corus Bankshares............  COM  220873103   1952    36500  SH        Other    1,2          36500
                                               2086    39000  SH        Other      1          39000
Cox Communications..........  COM  224044107    316    10000  SH        Other      1          10000
Crescent Real Estate-REIT...  COM  225756105    145    10000  SH        Other      1          10000
Diageo PLC..................  COM  25243Q205  19426   440000  SH        Other    1,2         440000
                                               9779   221500  SH        Other    1,3         221500
                                              13246   300020  SH        Other      1         300020
Duke Energy.................  COM  264399106    187    10500  SH        Other      1          10500
Exxon Mobil Corporation.....  COM  30231G102   1464    40000  SH        Other    1,2          40000
                                               2562    70000  SH        Other    1,3          70000
                                               3582    97872  SH        Other      1          97872
Federated Investors Inc.....  COM  314211103    277    10000  SH        Other    1,2          10000
                                                554    20000  SH        Other    1,3          20000
Forest City Enterprises.....  COM  345550107  13602   310900  SH        Other    1,2         310900
                                               2187    50000  SH        Other    1,3          50000
                                               3277    74900  SH        Other      1          74900
Gannett Company.............  COM  364730101   7756   100000  SH        Other    1,2         100000
                                               1551    20000  SH        Other    1,3          20000
                                               4302    55467  SH        Other      1          55467
General Dynamics............  COM  369550108   8196   105000  SH        Other    1,2         105000
                                               1561    20000  SH        Other    1,3          20000
                                               5960    76350  SH        Other      1          76350
General Electric............  COM  369604103    396    13300  SH        Other      1          13300
Golden West Financial.......  COM  381317106   4476    50000  SH        Other    1,2          50000
                                                895    10000  SH        Other    1,3          10000
                                               8500    94965  SH        Other      1          94965
H&R Block...................  COM  093671105   3021    70000  SH        Other    1,2          70000
                                                949    22000  SH        Other      1          22000
HCC Corporation.............  COM  404132102   1017    35000  SH        Other    1,2          35000
                                               2923   100500  SH        Other      1         100500
Harrah's Entertainment......  COM  413619107   3790    90000  SH        Other    1,2          90000
                                               1263    30000  SH        Other    1,3          30000
                                               7205   171100  SH        Other      1         171100
International Game Tech.....  COM  459902102    225     8000  SH        Other      1           8000
International Speedway......  COM  460335201   4946   112700  SH        Other    1,2         112700
                                               2414    55000  SH        Other    1,3          55000
                                               8234   187600  SH        Other      1         187600
Interpublic Group...........  COM  460690100    960    68000  SH        Other    1,2          68000
                                                847    60000  SH        Other    1,3          60000
                                               2155   152600  SH        Other      1         152600
Investors Title Company.....  COM  461804106   1287    42200  SH        Other    1,2          42200
                                               4655   152600  SH        Other    1,3         152600
                                               1270    41650  SH        Other      1          41650
Johnson and Johnson.........  COM  478160104    990    20000  SH        Other    1,3          20000
                                               1347    27200  SH        Other      1          27200

                             Title                                                      Voting Authority
                              of              Value   Shares/ Sh/ Put/ Invstmt  Other   ----------------
Name of Issuer               Class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers Sole Shared None
--------------               ----- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Kaneb Services..............  COM  484173109   2278    85500  SH        Other    1,2          85500
                                               5876   220500  SH        Other    1,3         220500
                                               4395   164900  SH        Other      1         164900
Lamar Communications........  COM  512815101    295    10000  SH        Other      1          10000
Leucadia National Corp......  COM  527288104    757    20000  SH        Other    1,3          20000
                                                 23      600  SH        Other      1            600
MBIA Inc....................  COM  55262C100  10719   195000  SH        Other    1,2         195000
                                              10719   195000  SH        Other    1,3         195000
                                              11280   205200  SH        Other      1         205200
Marriott International......  COM  571903202   7961   185000  SH        Other    1,2         185000
                                                860    20000  SH        Other    1,3          20000
                                               5611   130400  SH        Other      1         130400
Marsh & McLennan............  COM  571748102   8570   180000  SH        Other    1,2         180000
                                               5713   120000  SH        Other    1,3         120000
                                               7256   152400  SH        Other      1         152400
Martin Marietta Materials...  COM  573284106   1549    42500  SH        Other    1,2          42500
                                               9116   250086  SH        Other    1,3         250086
                                               7937   217744  SH        Other      1         217744
Merck.......................  COM  58155Q103   3185    62925  SH        Other      1          62925
Mission West Properties REIT  COM  605203108    124    10000  SH        Other    1,3          10000
New York Community Bank.....  COM  649445103   1260    40000  SH        Other    1,2          40000
Northern Trust Corp.........  COM  665859104   1271    30000  SH        Other    1,2          30000
                                                423    10000  SH        Other    1,3          10000
                                                423    10000  SH        Other      1          10000
Penn National Gaming........  COM  707569109   1322    62000  SH        Other    1,2          62000
                                               2887   135400  SH        Other    1,3         135400
                                                426    20000  SH        Other      1          20000
Pepsico.....................  COM  713448108   1563    34100  SH        Other      1          34100
Pitney Bowes Inc............  COM  724479100    383    10000  SH        Other      1          10000
Plum Creek Timber Co........  COM  729251108   2163    85000  SH        Other    1,2          85000
                                                763    30000  SH        Other    1,3          30000
                                               2111    82987  SH        Other      1          82987
Prologis....................  COM  743410102    302    10000  SH        Other    1,3          10000
RLI Corporation.............  COM  749607107   3411   103624  SH        Other    1,2         103624
                                              13055   396576  SH        Other    1,3         396576
                                               4685   142285  SH        Other      1         142285
Reynolds & Reynolds 'A'.....  COM  761695105    551    20000  SH        Other    1,2          20000
                                                275    10000  SH        Other      1          10000
Schering Plough.............  COM  806605101    229    15000  SH        Other    1,2          15000
                                                457    30000  SH        Other    1,3          30000
                                                736    48300  SH        Other      1          48300
ServiceMaster...............  COM  817615107   1847   180000  SH        Other    1,2         180000
                                                576    56200  SH        Other    1,3          56200
                                               2612   254543  SH        Other      1         254543
State Street Corp...........  COM  857477103    900    20000  SH        Other    1,2          20000
                                                918    20400  SH        Other      1          20400
T Rowe Price Group..........  COM  74144T108   2064    50000  SH        Other    1,2          50000
                                                413    10000  SH        Other    1,3          10000
                                               1032    25000  SH        Other      1          25000
TCF Financial Corp..........  COM  872275102    479    10000  SH        Other    1,3          10000
Tiffany.....................  COM  886547108   3546    95000  SH        Other    1,2          95000
                                                747    20000  SH        Other    1,3          20000
                                               1139    30500  SH        Other      1          30500
United Mobile Homes.........  COM  911024107    196    13000  SH        Other      1          13000

                       Title                                                      Voting Authority
                        of              Value   Shares/ Sh/ Put/ Invstmt  Other   ----------------
Name of Issuer         Class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers Sole Shared None
--------------         ----- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Valley National Bank..  COM  919794107    901    32348  SH        Other    1,2          32348
                                         1247    44800  SH        Other      1          44800
Vulcan Materials......  COM  929160109   2634    66000  SH        Other    1,2          66000
                                         1636    41000  SH        Other    1,3          41000
                                         2755    69030  SH        Other      1          69030
Walt Disney Company...  COM  254687106   2420   120000  SH        Other    1,2         120000
                                         1210    60000  SH        Other    1,3          60000
                                         6721   333165  SH        Other      1         333165
Washington Post Co....  COM  939640108   1862     2800  SH        Other    1,3           2800
                                         1480     2225  SH        Other      1           2225
Washington Real Estate
  Investment..........  COM  939653101   2770    95500  SH        Other    1,2          95500
                                         6243   215293  SH        Other    1,3         215293
                                         5693   196307  SH        Other      1         196307
Waste Management......  COM  94106l109   1832    70000  SH        Other    1,2          70000
                                          262    10000  SH        Other    1,3          10000
                                         6608   252536  SH        Other      1         252536
White Mountains.......  COM  G9618E107    119      300  SH        Other    1,2            300
                                         3970    10000  SH        Other    1,3          10000
                                        53599   135000  SH        Other      1         135000
Wyeth Inc.............  COM  026609107   1466    31800  SH        Other      1          31800
XL Capital............  COM  G3242A102  27814   359160  SH        Other    1,2         359160
                                         8417   108688  SH        Other    1,3         108688
                                         9695   125199  SH        Other      1         125199

REPORT SUMMARY DATA RECORDS: 180 $872256 3 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2003
                                         ------------------

Check here if Amendment  [_]; Amendment Number:     -------
This Amendment (Check only one.): [_]  is a restatement.
                                  [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Markel Corporation
Address: 4521 Highwoods Pkwy
         Glen Allen, VA 23060

Form 13F File Number: 28-6647
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas S. Gayner
Title: Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:

     Thomas S. Gayner            Richmond, VA                11/12/03
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[_]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- ----

28-6056              Markel Gayner Asset Management Corporation

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

          Report for the Calendar Year or Quarter: September 30, 2003
                                                   ------------------

Check here if Amendment  [_]; Amendment Number:     ---------
This Amendment (Check only one.): [_]  is a restatement.
                                  [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Evanston Insurance Company
Address: Ten Parkway North
         Deerfield, IL 60015

Form 13F File Number: 28-6745
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anne Waleski
Title:    Assistant Treasurer
Phone:    804-747-0136

Signature, Place, and Date of Signing:

       Anne Waleski              Richmond, VA                11/12/03
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[_]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- ----

28-6056              Markel Gayner Asset Management Corporation

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

          Report for the Calendar Year or Quarter: September 30, 2003
                                                   ------------------

Check here if Amendment  [_]; Amendment Number:     ---------
This Amendment (Check only one.): [_]  is a restatement.
                                  [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Essex Insurance Company
Address: 4521 Highwoods Parkway
         Glen Allen, VA 23060

Form 13F File Number: 28-10352
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anne Waleski
Title: Assistant Treasurer
Phone: 804-747-0136

Signature, Place, and Date of Signing:

       Anne Waleski              Richmond, VA                11/12/03
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[_]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- ----

28-6056              Markel Gayner Asset Management Corporation